Segment Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer
Revenue information of the Group
Total revenues	$ 719,525,983	$ 692,604,955	$ 462,030,656
Revenue | Customer risk
Revenue information of the Group
Number of customers | customer	0	0	0
E-commerce
Revenue information of the Group
Total revenues	$ 547,895,262	$ 547,184,192	$ 320,271,080
Online advertising
Revenue information of the Group
Total revenues	170,782,688	143,778,573	138,371,646
Listing
Revenue information of the Group
Total revenues	$ 848,033	$ 1,642,190	$ 3,387,930